CONCENTRATIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Revenue	$ 11,989,446	$ 16,858,178	$ 21,370,325
Medical Devices [Member]
Concentration Risk [Line Items]
Revenue	10,302,024	14,824,028	18,547,635
Respiratory and Oxygen Homecare [Member]
Concentration Risk [Line Items]
Revenue	53,755	2,034,150	2,822,690
Mobile medicine [Member]
Concentration Risk [Line Items]
Revenue	$ 1,633,667	$ 0	$ 0